Significant Related Party Transactions	12 Months Ended
Dec. 31, 2024
Significant Related Party Transactions [Abstract]
SIGNIFICANT RELATED PARTY TRANSACTIONS
29	SIGNIFICANT RELATED PARTY TRANSACTIONS

Related companies in these financial statements refer to members of the ultimate holding company’s group of companies.

Some of the Company’s transactions and arrangements are between members of the Company and the effect of these on the basis determined between the parties is reflected in these financial statements. The intercompany balances are unsecured, interest-free and repayable on demand, unless otherwise stated.

	December 31, 2022	December 31, 2023	December 31, 2024
	RM	RM	RM	US$
Balance with related parties (common shareholders)

Trade receivables

Hoo Voon Him	-	988,191	-	-
V Invesco Sdn Bhd	1,305,724	1,361,127	-	-

Non-trade receivables
Elmu E Sdn Bhd	3,000	-	-	-
Biosecure Integrators Sdn Bhd	4,000	-	-	-

Total amount due from related parties	1,312,724	2,349,318	-	-

Non-trade payables

Hoo Voon Him	966,797	204,469	282,460	63,185
Stanley Khoo	-	-	1,895,120	423,926
Noraini Binti Aripin	472,000	930,890	-	-
V Consortium Sdn Bhd	100,000	-	-	-
V Invesco Sdn Bhd	202,574	-	-	-
V Capital Sdn Bhd	1,845,275	165,000	-	-

Amount due to related parties	3,586,646	1,300,359	2,177,580	487,111

Amount due to related parties are not expected to be repaid within the next 12 months.

Transactions with related parties

The following represents the significant related party transactions for the years ended December 31, 2022, 2023 and 2024.

				December 31, 2022	December 31, 2023	December 31, 2024
	Relationship	Nature	Description	RM	RM	RM	US$
V Capital Sdn Bhd	Common shareholder	Trade nature	Purchase of services	-	2,800,000	-	-
V Capital Sdn Bhd	Common shareholder	Non-trade nature	Advances paid by V Capital Sdn Bhd	(1,845,275)	(165,000)	-	-
V Invesco Sdn Bhd	Common shareholder	Non-trade nature	Advances paid to V Invesco Sdn Bhd	(202,574)	-	-	-
V Invesco Sdn Bhd	Common shareholder	Trade nature	Sale of services	1,304,478	-	-	-
Hoo Voon Him	Director	Non-trade nature	Advance receipt from Director	(966,797)	(204,469)	282,460	63,185
Hoo Voon Him	Director	Trade nature	Sales of business consultancy fee	-	(983,597)	-	-
Noraini Binti Aripin	Director	Non-trade nature	Advance receipt from Director	-	(930,890)	-	-
Stanley Khoo	Director	Non-trade nature	Amount due to Director	-	-	1,895,120	423,926